Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Computed expected tax benefit			$ (144,963)	$ (39,616)	$ (24,206)
Change in valuation allowance affecting income tax expense			52,916	39,499	26,892
Goodwill impairment not resulting in tax impact			78,869	0	0
Other expense (income) not resulting in tax impact			568	1,211	(1,585)
Tax amortization of indefinite-lived assets			0	4,001	4,000
2017 Federal tax reform enactment				(9,020)
State and local income taxes, net of federal income taxes			1,058	2,032	2,047
Total Income tax expense (benefit)	$ 671	$ 1,346	$ (11,552)	$ (1,893)	$ 7,148